Consideration payable (Tables)	12 Months Ended
Jan. 31, 2019
Consideration Payable [abstract]
Schedule of consideration payable
Balance, January 31, 2018 and 2017	$-
Silver State acquisition - January 1, 2019 (Note 20)	1,143,873
Megawood acquisition - January 23, 2019 (Note 21)	231,395
Balance, January 31, 2019	$1,375,268